Stock-Based Compensation (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Options, Beginning balance	7,175	8,550	12,977
Options, Exercised	(1,563)	(1,094)	(1,632)
Options, Terminated	(610)	(281)	(2,795)
Options, Ending balance	5,002	7,175	8,550
Options, Exercisable options	4,877
Weighted Average Exercise Prices, Beginning balance	$ 9.74	$ 9.38	$ 8.48
Weighted Average Exercise Prices, Exercised	$ 9.00	$ 6.82	$ 5.94
Weighted Average Exercise Prices, Terminated	$ 10.59	$ 10.20	$ 7.29
Weighted Average Exercise Prices, Ending balance	$ 9.87	$ 9.74	$ 9.38
Weighted Average Exercise Prices, Exercisable options	$ 10.01
Weighted Average Remaining Contractual Terms (Years), Outstanding	2.2
Weighted Average Remaining Contractual Terms (Years), Exercisable options	2.1
Aggregate Intrinsic Values, Outstanding	$ 1,310
Aggregate Intrinsic Values, Exercisable options	$ 983